Income Tax - Significant Components of Company's Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax basis in excess of book value of assets	$ 6,483	$ 6,308
Non-capital loss carryforwards	84,358	77,746
Research and development deductions and credits	7,969	7,484
Stock options	3,743	3,448
Restructuring liability	624	474
Other	112	1,627
Total deferred tax assets	103,289	97,087
Valuation allowance	(103,289)	(97,087)
Net deferred tax assets	$ 0	$ 0